November 3, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention:	Office of Filings & Information Services

RE:	CRM Mutual Fund Trust (the “Trust”)
File Nos. 333-123998/811-21749

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), as amended, please accept this letter as certification that the forms of Prospectus and Statement of Additional Information that would have been filed by the above-referenced Trust pursuant to Rule 497(c) under the Securities Act would not have differed from those contained in Post-Effective Amendment No. 21 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment, which was filed electronically on October 28, 2014 (Accession No. 0001193125-14-384989), is the most recent amendment to the Trust’s Registration Statement.

If you have any questions concerning this filing, you may contact the undersigned at (212) 326-5334.

Very truly yours,

/s/ Steven A. Yadegari

Steven A. Yadegari

Secretary, Chief Legal Officer and Chief

Compliance Officer

CRM Mutual Fund Trust

cc:	I. Sajous
J. Kantrowitz
M. Keane